Basis for Consolidation (Tables)	12 Months Ended
Dec. 31, 2023
Basis for Consolidation [Abstract]
Schedule of Revenue and Expenses in Foreign Currency	Subsidiaries’ assets and liabilities, revenue and expenses, as well as Almacenes Éxito S.A ’s. revenue and expenses in foreign currency have been translated into Colombian pesos at observable market exchange rates on each reporting date and at period average, as follows:
	Closing rates (*)		Average rates (*)
	Year ended December 31,
	2023	2022	2023	2022
US Dollar	3,822.05	4,810.20	4,325.05	4,255.44
Uruguayan peso	97.90	120.97	111.36	103.69
Argentine peso	4.73	27.16	16.82	32.99
Euro	4,222.05	5,133.73	4,675.64	4,471.09
(*)	Expressed in Colombian pesos.